Trade Payables to Suppliers	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Common [Line Items]
Trade Payables to Suppliers
NOTE 12	Trade Payables to suppliers
The accounts payable to suppliers as of December 31, 2023, in the amount of R$ 55,949, arise from the purchase of services as part of the normal activities of the Company (e.g., acquisition of goods, mailing services, maintenance of software and hardware and sundry consulting services, among others). Accounts payable to suppliers are financial liabilities classified as amortized cost.

Boa Vista Servicos S A [member]
Common [Line Items]
Trade Payables to Suppliers
14	Accounts payable to suppliers
The accounts payable to suppliers as of August 7, 2023, in the amount of R$53.130 (R$50.994 as of December 31, 2022), arise from the purchase of services as part of the normal activities of the Group, e.g., acquisition of goods, mailing services, maintenance of software and hardware and sundry consulting services, among others. Accounts payable to suppliers are financial liabilities classified as amortized cost.